CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (412,343)	$ (590,421)	$ (2,059,305)	$ (2,119,706)	$ (15,535,153)	$ (15,947,496)
Adjustments to reconcile Net Loss to net cash used in operations:
Gain on option payments received – non-cash	0	0	0	(25,050)	(135,985)	(135,985)
Gain on sale of claims	0	(58,499)	(183,499)	(4,500)	(366,333)	(366,333)
Gain on sale of claims – non-cash	0	(55,000)	(60,000)	0	(60,000)	(60,000)
Common Stock issued for services	2,700	0	9,263	10,660	5,132,940	5,135,640
Common Stock issued to director for services	0	0	10,000	0	20,000	20,000
Common Stock issued for mining exploration stage property	0	0	0	0	351,400	351,400
Warrants issued to modify payment terms of note	0	0	0	175,047	175,047	175,047
Preferred Stock issued for bonus	0	0	0	0	253,785	253,785
Loss on conversion of debt and deferred compensation	0	0	0	0	2,150,513	2,150,513
Loss on AFS securities “other than temporary”	0	0	0	0	106,985	106,985
Loss on settlement - Common Shares issued	0	0	0	0	62,095	62,095
Loss on equity modification	0	0	85,399	0	85,399	85,399
Bad debt expense	0	0	0	0	48,167	48,167
Gain realized on transfer of AFS – securities	0	0	0	0	(9,875)	(9,875)
Amortization of discount on debt	169,960	107,322	369,684	356,552	945,642	1,115,602
Amortization of deferred financing cost	13,536	11,345	34,936	15,639	50,575	64,111
Amortization of gold advances discount	4,244	0	17,934	0	17,934	22,178
Change in derivative liability	(239,367)	217,526	52,581	386,833	439,414	200,047
Common Stock issued as interest on loan	0	0	0	0	1,500	1,500
Depreciation Expense	28,786	24,060	99,160	98,673	258,393	287,179
Accretion Expense	152	76	574	513	1,330	1,482
Impairment Expense	0	0	0	5,341	145,995	145,995
Extension Expense for Ruby mortgage	0	160,000	160,000	0	160,000	160,000
Changes in operating assets and liabilities:
Accounts receivable	0	0	0	982	(29,018)	(29,018)
Prepaid Expenses	0	0	2,627	0	12,537	12,537
Other assets	(85)	(120)	(3,381)	1,376	(2,005)	(2,090)
Accrued expenses – related party	12,000	49,000	116,000	100,000	1,316,593	1,328,593
Accrued interest	27,788	0	0	0	0	27,788
Accrued expenses	(15,000)	2,069	61,270	54,149	115,419	100,419
Accounts Payable	19,301	1,639	(15,005)	50,675	35,670	54,971
Other current assets	0	0	0	0	(29,316)	(29,316)
Net Cash Used in Operating Activities	(388,328)	(131,003)	(1,301,762)	(892,816)	(4,280,352)	(4,668,680)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets	0	0	(15,912)	0	(28,371)	(28,371)
Proceeds from Fixed Asset Disposal	1,000	0	0	0	0	1,000
Cash received from sales of claims	0	48,664	173,664	14,335	366,333	366,333
Cash paid for claims acquired	0	0	0	0	(16,311)	(16,311)
Cash paid for Ruby Purchase	0	0	0	0	(361,093)	(361,093)
Cash paid for purchase of Taber Mine Option	0	0	0	0	(4,000)	(4,000)
Net Cash Provided by/Used in Investing Activities	1,000	48,664	157,752	14,335	(43,442)	(42,442)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of redeemable common stock	0	69,000	197,000	201,464	488,464	488,464
Proceeds from sale of common stock	301,500	0	459,300	0	1,982,000	2,283,500
Advances - Gold	(150,000)	0	200,000	0	200,000	50,000
Cash paid for deferred financing costs	(28,400)	(5,000)	(36,950)	(24,500)	(61,450)	(89,850)
Contributions from related party	0	0	0	0	244,994	244,994
Warrants exercised, shares not yet issued	0	0	0	0	25,000	25,000
Debt Repayments	(76,895)	(129,772)	(229,572)	(114,363)	(447,250)	(524,145)
Shares re-purchased and retired	0	0	0	0	(2,000)	(2,000)
Borrowings on convertible debt	385,000	176,097	646,097	728,000	2,027,909	2,412,909
Net Cash Provided by Financing Activities	431,205	110,325	1,235,875	790,601	4,457,667	4,888,872
Net cash increase (decrease) for period	43,877	27,986	91,865	(87,880)	133,873	177,750
Cash at beginning of period	133,873	42,008	42,008	129,888	0	0
Cash at end of period	177,750	69,994	133,873	42,008	133,873	177,750
Supplementary Cash Flow Information:
Cash Paid for Interest	15,000	0	97,538	55,637	177,360	192,360
Cash Paid for Taxes	0	0	0	0	0	0
Non-Cash Investing & Financing Activities:
Common Stock issued for conversion of preferred shares	0	0	0	0	2,400	2,400
Common Stock issued for conversion of debt and accrued salary	0	0	180,000	0	433,912	433,912
Warrants issued for purchase option - Ruby Mine	0	0	0	0	369,837	369,837
Term extension of Ruby Mine warrants	0	0	0	0	2,519	2,519
Stock Issued for purchase option - Ruby Mine	0	0	0	0	150,000	150,000
Discount from beneficial conversion feature and warrants attached to convertible notes payable	0	0	0	321,002	177,974	177,974
Transfer of available for sale securities to relieve accrued salary	0	0	0	0	12,838	12,838
Accrued salary relieved for shares issued	0	0	0	0	279,999	279,999
Common and preferred shares issued as founders shares	0	0	0	0	3,040	3,040
Capitalized costs for Ruby Mine purchase option transferred to fixed assets and mineral assets upon acquisition	0	0	0	0	801,442	801,442
Note payable for Ruby Mine acquisition	0	0	0	0	1,990,000	1,990,000
Liabilities assumed with Ruby Mine acquisition	0	0	0	0	174,118	174,118
Revision to Asset Retirement Obligation	1,708	0	0	76	166,790	168,498
Common stock issued for conversion of convertible debt	50,208	80,787	283,920	0	457,772	507,980
Equipment acquired with note payable	0	0	56,071	0	56,071	56,071
Common stock issued for stock payable	0	0	0	25,000	25,000	25,000
Common stock owed for deferred financing costs	12,800	0	0	0	0	12,800
Equity draw on redeemable common stock applied towards note principal owed	0	0	0	25,536	25,536	25,536
Common Stock issued for deferred financing costs	0	0	6,481	5,610	12,091	12,091
Debt discount due to derivative liability	356,908	43,713	403,712	159,789	539,919	896,827
Cancellation of preferred shares	0	0	0	100	100	100
Discount on gold advance	0	0	22,223	0	22,223	22,223
Accretion of Discount on Redeemable Common Stock	0	14,212	52,346	29,516	81,862	81,862
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	0	0	974	974
Interest on Redeemable Common Stock	14,644	8,961	50,922	22,701	73,870	88,514
Unrealized gain/loss on AFS	0	(9,950)	9,950	12,500	2,550	2,550
Settlement of Derivative Liability, Convertible Debt [Member]
Non-Cash Investing & Financing Activities:
Settlement of Derivative liability	36,033	86,275	256,472	49,795	306,267	342,300
Settlement of Derivative Liability, Gold [Member]
Non-Cash Investing & Financing Activities:
Settlement of Derivative liability	$ 1,667	$ 0	$ 0	$ 0	$ 0	$ 1,667